CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
OPERATING ACTIVITIES
Net income	$ 920	$ 1,080	$ 1,402
Adjustments to reconcile net income to cash provided by operating activities:
Provision for loan losses	(73)	(68)	(104)
Net impairment loss recognized in earnings	19	12	131
Depreciation	100	90	84
Gain on sale of other real estate owned		(101)
Investment securities gains		(46)	(4)
Amortization of discounts, premiums, and deferred loan fees, net	1,582	2,861	1,106
Deferred income taxes	71	252	251
Earnings on bank owned life insurance	(136)
Decrease (increase) in accrued interest receivable	733	250	(432)
Decrease in accrued interest payable	(40)	(47)	(65)
Decrease in deferred director compensation payable	(13)	(29)	(30)
Decrease in prepaid federal deposit insurance		163	293
Other, net	101	(311)	(684)
Net cash provided by operating activities	3,264	4,106	1,948
Available-for-sale:
Purchase of investment securities		(52,876)	(63,416)
Proceeds from repayments of investment securities	47,200	21,057	6,389
Proceeds from sales of investment securities		6,825	2,102
Held-to-maturity:
Purchase of investment securities	(12,783)	(9,994)	(101,666)
Purchase of mortgage-backed securities	(98,710)	(135,304)	(57,386)
Proceeds from repayments of investment securities	17,182	65,606	107,633
Proceeds from repayments of mortgage-backed securities	23,109	75,989	49,456
Proceeds from sales of investment securities		337
Purchase of bank owned life insurance	(2,000)	(2,000)
Purchase of certificates of deposit		(250)	(947)
Maturities/redemptions of certificates of deposit		497	3,766
Net decrease in net loans receivable	1,874	7,951	10,729
Purchase of Federal Home Loan Bank Stock	(8,726)	(998)
Redemption of Federal Home Loan Bank stock	7,968	2,911	1,729
Acquisition of premises and equipment	(101)	(121)	(79)
Sale of other real estate owned		225
Other		(5)
Net cash used for investing activities	(24,987)	(20,150)	(41,690)
FINANCING ACTIVITIES
Net increase (decrease) in deposits	1,335	(1,649)	(1,593)
Repayments of Federal Home Loan Bank long-term advances	(5,000)
Proceeds from Federal Home Loan Bank long-term advances	99,196		(5,000)
Net (decrease) increase in Federal Home Loan Bank short-term advances	(73,086)	17,442	47,211
Purchase of treasury stock	(10)
Purchases of ESOP shares	(950)
Cash dividends paid	(329)	(328)	(330)
Net cash provided by financing activities	21,156	15,465	40,288
Increase (decrease) in cash and cash equivalents	(567)	(579)	546
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,927	2,506	1,960
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,360	1,927	2,506
Cash paid during the year for:
Interest	1,397	1,454	1,609
Taxes	453	578	782
Non-cash items:
Mortgage loans transferred to other real estate owned			182
Educational Improvement Tax Credits	47	107	98
Neighborhood Assistance Act Tax Credit			1
Loan to facilitate sale of real estate owned			364
Commitment to purchase investment securities available for sale			$ 2,782